Summarized Financial Information of Unconsolidated Affiliate Level 4 (Details) - HAI Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
HAI Summarized Financial Information [Line Items]
Current Assets	$ 40	$ 35
Non-current assets	12	13
Current Liabilities	18	21
Non-current liabilities	$ 0	$ 0